Stock Compensation	3 Months Ended
Mar. 31, 2014
Stock Compensation [Abstract]
STOCK COMPENSATION
10. STOCK COMPENSATION

For the three month period ended March 31, 2014, the Company incurred $183 in stock compensation expense compared to $157 in the same period of 2013 from the issuance of common stock to employees and consultants.